Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.	Transactions with Related Parties:

During the six months periods ended June 30, 2022, and 2023, the Company incurred the following charges in connection with related party transactions, which are included in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Management fees-related parties
Management fees – Castor Ships (a)	$905,000	$1,270,425
Management fees – Pavimar (b)	2,172,000	2,345,400

Included in Voyage expenses
Charter hire commissions – Castor Ships (a)	$1,027,211	$655,431

Included in General and administrative expenses
Administration fees – Castor Ships (a)	$600,000	$1,500,000

Included in Gain on sale of vessel
Sale & purchase commission – Castor Ships (a)	$—	$126,000

Included in Vessels’ cost
Sale & purchase commission – Castor Ships (a)	$235,500	$—

As of December 31, 2022, and June 30, 2023, balances with related parties consisted of the following:
	December 31, 2022	June 30, 2023
Assets:
Due from Castor Ships (a) – current	$—	$2,061,932
Due from Castor Ships (a) – non-current	3,514,098	3,044,495
Due from Pavimar (b) – current	2,664,976	3,369,200
Due from Toro (c) related to Spin-Off expenses reimbursement	—	27,602
Investment in Toro (c) – non-current	—	117,521,579

Liabilities:
Due to Castor (a) – current	$227,622	$—

(a) Castor Ships: During the period from September 1, 2020 (being the initial Castor Ships Management Agreements effective date), and up to June 30, 2022, pursuant to the terms and conditions stipulated in a master management agreement (the “Master Management Agreement”) and separate commercial ship management agreements (the “Ship Management Agreements”) with Castor Ships (together, the “Castor Ships Management Agreements”), Castor Ships managed the Company’s business and provided commercial ship management, chartering and administrative services to the Company and its vessel owning subsidiaries. During the abovementioned period, the Company and its subsidiaries, in exchange for Castor Ship’s services, paid Castor Ships: (i) a flat quarterly management fee in the amount of $0.3 million for the management and administration of the Company’s business, (ii) a daily fee of $250 per vessel for the provision of the services under the Ship Management Agreements, (iii) a commission rate of 1.25% on all charter agreements arranged by Castor Ships and (iv) a commission of 1% on each vessel sale and purchase transaction.

Effective July 1, 2022, the Company and each of the Company’s vessel owning subsidiaries entered, by mutual consent, into an amended and restated master management agreement with Castor Ships (the “Amended and Restated Master Management Agreement”), appointing Castor Ships as commercial and technical manager for the Company’s vessels. The Amended and Restated Master Management Agreement along with new ship management agreements signed between each vessel owning subsidiary and Castor Ships (together, the “Amended Castor Ship Management Agreements”) superseded in their entirety the Castor Ships Management Agreements. Pursuant to the Amended and Restated Master Management Agreement, Castor Ships manages the Company’s overall business and provides the Company’s vessel owning subsidiaries with a wide range of shipping services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing general corporate and administrative services, among other matters, which it may choose to subcontract to other parties at its discretion. Castor Ships is generally not liable to the Company for any loss, damage, delay or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence or willful misconduct (for which the Company’s recovery will be limited to two times the Flat Management Fee, as defined below). Notwithstanding the foregoing, Castor Ships will in no circumstances be responsible for the actions of the Company’s crews. The Company has also agreed to indemnify Castor Ships in certain circumstances.

In exchange for the services provided by Castor Ships, the Company and its vessel owning subsidiaries, pay Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s vessel owning subsidiaries pay Castor Ships a daily management fee of $925 per containership and dry bulk vessel, and a daily management fee of $975 per tanker vessel (collectively, the “Ship Management Fees”) for the provision of the ship management services provided in the ship management agreements. Pavimar is paid directly by the dry bulk vessel owning subsidiaries its previously agreed proportionate daily management fee of $600 per vessel and Castor Ships is paid the residual amount of $325 or $375, as applicable, of the agreed daily ship management fee. The Ship Management Fees and Flat Management Fee will be adjusted annually for inflation on each anniversary of the Amended and Restated Master Management Agreement’s effective date. The Company also reimburses Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance or structural changes to the Company’s vessels.
The Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Amended and Restated Master Management Agreement is terminated by the Company or is terminated by Castor Ships due to a material breach of the master management agreement by the Company or a change of control in the Company (including certain business combinations, such as a merger or the disposal of all or substantially all of the Company’s assets or changes in key personnel such as the Company’s current directors or Chief Executive Officer), Castor Ships shall be entitled to a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis. This termination fee is in addition to any termination fees provided for under each Ship Management Agreement.

In January 2023, Castor Ships transferred the technical sub-management of the Company’s containerships from Pavimar to a third-party ship management company.

As of June 30, 2023, in accordance with the provisions of the Amended Castor Ship Management Agreements, Castor Ships (i) had subcontracted to a third-party ship management company the technical management of the Company’s containerships and (ii) was co-managing with Pavimar the Company’s dry bulk vessels. Castor Ships pays, at its own expense, the containership technical management company a fee for the services it has subcontracted to it, without any additional cost to the Company.

During the six months ended June 30, 2023 and 2022, the Company incurred sale and purchase commissions amounting to $0 and $235,500, respectively, included in ‘Vessels, net’ in the accompanying unaudited condensed consolidated balance sheets and sale and purchase commissions amounting to $126,000 and $0 respectively, due to the sale of the vessel M/V Magic Rainbow for a gross sale price of $12.6 million, which is included in ‘Gain on sale of vessel’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

The Amended Castor Ship Management Agreements also provide for an advance funding equal to one month of vessel daily operating costs to be placed with Castor Ships as a working capital guarantee, refundable in case a vessel is no longer under Castor Ship’s management. As of December 31, 2022, such advances amounted to $3,514,098 and are presented in ‘Due from related parties, non-current’, in the accompanying unaudited condensed consolidated balance sheet, respectively. As of June 30, 2023, such advances amounted to $3,044,495 and $469,603, and are presented in ‘Due from related parties, non-current’ and ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheet, respectively. The amount of $469,603 is in relation to the two vessels that have been classified as held for sale (Note 4(b)) and the M/V Magic Rainbow that was sold on April 18, 2023. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2022, and June 30, 2023, aggregate working capital guarantee deposits due from Castor Ships of $0 and $201,915 respectively, which are presented in ‘Due from related parties, current’ in the accompanying unaudited condensed consolidated balance sheet.

As of December 31, 2022, net amounts of $214 were due to Castor Ships in relation to operating expenses payments made by them on behalf of the Company. As of June 30, 2023, net amounts of $1,618,721 were due from Castor Ships in relation to operating expenses / drydock payments made by them on behalf of the Company.

Further, as of December 31, 2022, and June 30, 2023, amounts of $227,408 and $228,307 were due to Castor Ships in connection with the services covered by the Castor Ships Management Agreements and the Amended Castor Ships Management Agreements, respectively. As a result, as of December 31, 2022, aggregate amounts of $227,622 were due to Castor Ships and are presented net in ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheets and  as of June 30, 2023, net amounts of $2,061,932 were due from Castor Ships which are presented in ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheets.

(b)  Pavimar: From the Company’s inception and until June 30, 2022, Pavimar, provided, on an exclusive basis, all of the Company’s vessel owning subsidiaries with a wide range of shipping services, including crew management, technical management, operational management, insurance management, provisioning, bunkering, vessel accounting and audit support services, which it could choose to subcontract to other parties at its discretion. Effective January 1, 2020, and during the eight-month period ended August 31, 2020, the Company’s vessels then comprising its fleet were charged with a daily management fee of $500 per day per vessel. On September 1, 2020, the Company’s then vessel owning subsidiaries entered into revised ship management agreements with Pavimar which replaced the then existing ship management agreements in their entirety (the “Technical Management Agreements”). Pursuant to the terms of the Technical Management Agreements, effective September 1, 2020, Pavimar provided all of the Company’s vessel owning subsidiaries with the range of technical, crewing, insurance and operational services stipulated in the previous agreements in exchange for a daily management fee of $600 per vessel. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Company’s tanker vessel owning subsidiaries were terminated by mutual consent.

In connection with such termination, Pavimar and the tanker vessel owning subsidiaries agreed to mutually discharge and release each other from any past and future liabilities arising from the respective agreements. Further, with effect from July 1, 2022, pursuant to the terms of the Amended and Restated Master Management Agreement, Pavimar, continues to provide, as co-manager with Castor Ships, the dry-bulk vessel owning subsidiaries with the same range of technical management services it provided prior to the Company’s entry into the Amended and Restated Management Agreement, in exchange for the previously agreed daily management fee of $600 per vessel. Pavimar also performed the technical management of containerships as sub-manager for Castor Ships from their date of acquisition.

Pavimar had subcontracted the technical management of four (comprising of three dry bulk and one containership) and three dry bulk of the Company’s vessels to third-party ship-management companies as of December 31, 2022 and June 30, 2023, respectively. These third-party management companies provided technical management services to the respective vessels for a fixed annual fee which is paid by Pavimar at its own expense. In connection with the subcontracting services rendered by the third-party ship-management companies, the Company had, as of December 31, 2022, and June 30, 2023, aggregate working capital guarantee deposits due from Pavimar of $258,252 in both periods, which are presented in ‘Due from related parties, current’ in the accompanying unaudited condensed consolidated balance sheet. In addition, Pavimar and its subcontractor third-party managers make payments for operating expenses with funds paid from the Company to Pavimar. As of December 31, 2022, and June 30, 2023, net amounts of $2,665,824 and $3,148,148 were due from Pavimar, respectively, in relation to advance payments to Pavimar on behalf of the Company. Further, as of December 31, 2022, and June 30, 2023, amounts of $259,100 and $37,200 were due to Pavimar in connection with additional services covered by the technical management agreements. As a result, as of December 31, 2022, and June 30, 2023, net amounts of $2,664,976 and $3,369,200, respectively, due from Pavimar, which are presented in ‘Due from related parties, current’, respectively, in the accompanying unaudited condensed consolidated balance sheets.

(c) Investment in related party:

As discussed in Note 1, as part of the Spin-Off Castor received 140,000 Series A Preferred Shares, having a stated amount of $1,000 and a par value of $0.001 per share. The Company is the holder of all of the issued and outstanding Series A Preferred Shares (Note 1). The Series A Preferred Shares do not have voting rights. The Series A Preferred Shares are convertible into common stock at the Company’s option commencing upon the third anniversary of the issue date until but excluding the seventh anniversary, at a conversion price equal to the lesser of (i) 150% of the VWAP of Toro common shares over the five consecutive trading day period commencing on the distribution date, and (ii) the VWAP of Toro common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

As there was no observable market for the Series A Preferred Shares, these were recognized at $117,222,135 (Note 11), being the fair value of the shares determined through Level 2 inputs of the fair value hierarchy by taking into consideration a third-party valuation. The fair value on the initial recognition is deemed to be the cost. The valuation methodology applied comprised the bifurcation of the value of the Series A Preferred Shares in two components namely, the “straight” preferred stock component and the option component. The mean of the sum of the two components was used to estimate the value for the Series A Preferred Shares at $117,222,135. The valuation methodology and the significant other observable inputs used for each component are set out below:

	Valuation Technique	Significant other observable Input	Values
“Straight” Preferred Stock Component	Discounted cash flow model	• Weighted average cost of capital	12.80%
Option Component	Black Scholes	• Volatility	69.00%
		• Risk-free rate	3.16%
		• Weighted average cost of capital	12.80%
		• Strike price	$5.75
		• Share price (based on the first 5 trading days volume weighted average)	$4.52

As of June 30, 2023, the aggregate value of investments in Toro amounted to $117,222,135, including $299,444 of accrued dividends and are separately presented as ‘Investments in related party’ in the accompanying unaudited condensed consolidated balance sheet. As of June 30, 2023, the Company did not identify any indications for impairment or any observable prices for identical or similar investments of the same issuer.

Furthermore, Castor is entitled to receive cumulative cash dividends, at the annual rate of 1.00% on the stated amount of $1,000 per share, of the 140,000 Series A Preferred Shares, receivable quarterly in arrears on the 15th day of January, April, July and October in each year, subject to Toro’s Board of Directors approval. However, for each quarterly dividend period commencing on or after the reset date (the seventh anniversary of the issue date of the Series A Preferred Shares), the dividend rate will be the dividend rate in effect for the prior quarterly dividend period multiplied by a factor of 1.3; provided that the dividend rate will not exceed 20% per annum in respect of any quarterly dividend period. During the six month period ended June 30, 2023 and 2022, dividend income derived from the Company’s investment in Toro amounted to $451,111 and $0 respectively and is presented in ‘Dividend income from related party’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

During the six month period ended June 30, 2023, the Company received dividend of $151,667 from its investment in Toro.

Following the successful completion of the Spin-Off, Toro reimbursed Castor $2,667,044 for expenses related to the Spin-Off that have been incurred by Castor. Toro will not reimburse Castor for any of these expenses that were incurred or paid by any of the Toro subsidiaries of Castor after March 7, 2023. As of June 30, 2023, outstanding expenses due to be reimbursed from Toro amounted to $27,602 and is presented in ‘Due from related parties, current’, in the accompanying unaudited condensed consolidated balance sheet.